Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
(2)	Supplemental Cash Flow Information

The following table includes the Company’s supplemental cash flow information for the years ended December 31, 2011, 2010 and 2009 (amounts in thousands):

	2011	2010	2009
Cash paid for interest, net of amounts capitalized	$39,539	$34,034	$28,833

Cash paid for income taxes	$22,320	$25,435	$16,434

Details of business acquisitions:
Fair value of assets	$8,650	$515,767	$1,247
Fair value of liabilities	(6,902)	(228,417)	—

Cash paid	1,748	287,350	1,247
Less cash acquired	—	(11,273)	—

Net cash paid for acquisitions	$1,748	$276,077	$1,247

Details of proceeds from sale of businesses:
Book value of assets	$13,791	$4,236	$5,632
Book value of liabilities	—	81	—
Receivable due from sale	—	(150)	—
Gain on sale of business	8,558	1,083	2,084

Proceeds from sale of businesses	$22,349	$5,250	$7,716

Non-cash investing activity:
Long term payable on vessel construction	$—	$—	$5,000

Capital expenditures included in accounts payable	$23,053	$—	$—

Additional consideration payable on acquisitions	$—	$—	$484

Non-cash financing activity:
Share settlement for employee tax liability	$—	$3,093	$—

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